Share-based Payments - Schedule of Award Activity Related to Stock Incentive Plans (Details) - shares	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
BIP
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
As of beginning of the year (in shares)	1,070,188	1,199,972	1,311,989
Granted (in shares)	423,407	331,999	338,189
Forfeited/expired before vesting (in shares)	0	0	0
Vested (in shares)	(540,079)	(461,783)	(450,206)
Transfer to liability-settled LTIP (in shares)	0	0	0
As of end of the year (in shares)	953,516	1,070,188	1,199,972
ESOP
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
As of beginning of the year (in shares)	665,377	746,762	773,844
Granted (in shares)	290,201	363,868	363,559
Forfeited/expired before vesting (in shares)	(57,786)	(98,350)	(39,545)
Vested (in shares)	(323,079)	(346,903)	(351,096)
Transfer to liability-settled LTIP (in shares)	0	0	0
As of end of the year (in shares)	574,713	665,377	746,762
Equity-Settled LTIP
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
As of beginning of the year (in shares)	70,266,342	65,410,484	59,752,598
Granted (in shares)	38,351,586	44,722,656	36,531,621
Forfeited/expired before vesting (in shares)	(8,366,464)	(10,023,316)	(4,747,804)
Vested (in shares)	(31,949,014)	(29,843,482)	(25,916,216)
Transfer to liability-settled LTIP (in shares)	0	0	(209,715)
As of end of the year (in shares)	68,302,450	70,266,342	65,410,484